PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.2%
Asset-Backed Securities 5.7%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.353%(c)	04/20/35		25,000	$24,281,720
Apidos CLOLII Ltd. (Jersey), Series 2022-42A, Class D, 144A	0.000(cc)	01/20/36		1,500	1,472,400
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	5.408(c)	07/27/31		4,939	4,867,709
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.259(c)	01/15/30		8,750	8,598,489
CBAM Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.343(c)	07/20/31		10,000	9,788,900
CIFC European Funding CLO DAC (Ireland), Series 03A, Class B1, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 1.500%)	2.878(c)	01/15/34	EUR	2,000	1,916,555
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	5.283(c)	04/20/31		1,000	980,373
HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.552(c)	05/06/30		24,894	24,598,618
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	5.418(c)	10/20/31		997	969,880
Logan CLO Ltd. (Cayman Islands), Series 2021-02A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	5.943(c)	01/20/35		2,950	2,827,053
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.154(c)	10/15/32		2,500	2,446,272
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.334(c)	01/18/34		20,000	19,422,868

Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands), Series 2021-01A, Class A2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.093(c)	10/20/34		4,725	4,528,309

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.114%(c)	01/15/33		40,000	$38,923,016
Palmer Square CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.179(c)	07/16/31		10,000	9,817,134
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.005(c)	04/15/31		7,000	6,998,751
Sixth Street CLO Ltd. (Cayman Islands), Series 2021-19A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.343(c)	07/20/34		5,000	4,806,393
St. Pauls CLO (Ireland), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	3,792,336
Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.425(c)	07/23/33		5,000	4,845,342
Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.229(c)	01/17/31		5,910	5,783,458
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	6.269(c)	07/15/31		1,500	1,422,045

Total Asset-Backed Securities (cost $188,026,115)					183,087,621
Corporate Bonds 14.6%
Aerospace & Defense 0.6%
Boeing Co. (The), Sr. Unsec’d. Notes	5.805	05/01/50		8,875	8,371,106
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		5,450	5,368,250
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		360	362,700
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		1,170	1,168,093
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27		5,375	5,275,294
					20,545,443

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.0%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750%	01/20/26	375	$355,403
Apparel 0.0%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	1,100	909,578
Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	5.000	10/01/29	1,297	1,127,342
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	2,200	1,739,837
				2,867,179
Banks 7.9%
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	1,500	1,420,946
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	40,670	35,174,469
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	31,877	27,177,223
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	20,875	18,825,437
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	56,123	47,187,215
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	3,000	2,335,670
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	29,069	23,552,905
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	97,266	86,176,223
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	8,813	7,370,807

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	8.174(c)	09/30/24	3,670	3,520,262
				252,741,157
Building Materials 0.3%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	1,975	1,878,999

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Masonite International Corp., Gtd. Notes, 144A	3.500%	02/15/30		125	$97,188
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		7,451	6,630,983
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.000	02/15/27		985	912,315
					9,519,485
Chemicals 0.1%
Chemours Co. (The), Gtd. Notes, 144A(a)	4.625	11/15/29		2,625	2,109,452
Tronox, Inc., Gtd. Notes, 144A(a)	4.625	03/15/29		3,000	2,421,069
					4,530,521
Commercial Services 0.6%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28		9,546	8,917,853
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29		400	287,687
Castor SpA (Italy), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 5.250% (Cap N/A, Floor 5.250%)	6.250(c)	02/15/29	EUR	6,900	6,969,870
Hertz Corp. (The), Gtd. Notes, 144A	5.000	12/01/29		2,475	1,958,277
Ren10 Holding AB (Sweden), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.375% (Cap N/A, Floor 0.000%)	6.016(c)	02/01/27	EUR	2,125	2,069,615
					20,203,302
Distribution/Wholesale 0.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		1,000	864,699

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 0.2%
American Express Co., Jr. Sub. Notes	3.550%(ff)	09/15/26(oo)	1,350	$1,071,068
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30	1,875	1,535,156
Sr. Unsec’d. Notes, 144A(a)	7.875	05/01/27	3,575	3,235,375
				5,841,599
Electric 0.8%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	2,200	1,811,885
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	8,975	7,769,016
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	650	561,530
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	7,375	6,622,645
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	4,996,693

Vistra Operations Co. LLC, Gtd. Notes, 144A(a)	4.375	05/01/29	2,250	2,012,569
				23,774,338
Electronics 0.1%
Sensata Technologies BV, Gtd. Notes, 144A(a)	4.000	04/15/29	1,575	1,374,187
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	500	415,755
				1,789,942
Entertainment 0.1%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	468	175,056
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625	03/01/30	2,950	2,496,442
				2,671,498

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 0.1%
B&G Foods, Inc., Gtd. Notes(a)	5.250%	09/15/27		2,000	$1,597,045
Healthcare-Products 0.3%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		10,457	8,988,717
Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30		3,960	3,049,940
Beazer Homes USA, Inc., Gtd. Notes	5.875	10/15/27		500	437,146
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30		5,000	3,940,150
					7,427,236
Housewares 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000	04/01/31		3,000	2,301,175
Gtd. Notes	4.375	02/01/32		1,000	775,425

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29		2,550	1,490,393
					4,566,993
Internet 0.3%
United Group BV (Netherlands),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 3.250%)	5.012(c)	02/15/26	EUR	5,000	4,563,177
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.875% (Cap N/A, Floor 4.875%)	6.516(c)	02/01/29	EUR	6,575	5,980,989
					10,544,166
Media 0.2%
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A(a)	5.000	11/15/31		3,557	2,280,295

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $2,461,154; purchased 02/19/20 - 09/25/20)	6.625%	08/15/27	3,075	$109,055
Sec’d. Notes, 144A (original cost $1,839,782; purchased 01/14/21 - 01/26/21)(a)	5.375	08/15/26	2,080	323,711

DISH DBS Corp., Gtd. Notes	7.750	07/01/26	1,000	835,254
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A (original cost $2,715,000; purchased 02/08/22)	4.125	12/01/30	3,000	2,324,228
				5,872,543
Metal Fabricate/Hardware 0.0%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	1,600	1,401,631
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/30	1,500	1,272,440
Oil & Gas 0.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	6,725	45,730
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	3,750	3,461,311
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	4,750	4,356,267

MEG Energy Corp. (Canada), Gtd. Notes, 144A(a)	7.125	02/01/27	6,546	6,637,709
Nabors Industries, Inc., Gtd. Notes, 144A(a)	7.375	05/15/27	4,100	4,001,070
				18,502,087
Packaging & Containers 0.4%
Graphic Packaging International LLC, Gtd. Notes, 144A(a)	3.750	02/01/30	2,600	2,227,251

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000%	09/15/28	3,250	$2,616,250
OI European Group BV, Gtd. Notes, 144A(a)	4.750	02/15/30	2,200	1,892,000
Sealed Air Corp., Gtd. Notes, 144A(a)	5.000	04/15/29	6,075	5,648,802
				12,384,303
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29	2,250	956,250
Gtd. Notes, 144A	5.250	01/30/30	525	223,125
Gtd. Notes, 144A	6.250	02/15/29	759	322,575
				1,501,950
Real Estate 0.1%
Howard Hughes Corp. (The), Gtd. Notes, 144A(a)	4.375	02/01/31	3,145	2,582,323
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,100	1,742,184
				4,324,507
Real Estate Investment Trusts (REITs) 0.3%
Diversified Healthcare Trust,
Gtd. Notes(a)	4.375	03/01/31	10,519	7,331,152
Gtd. Notes	9.750	06/15/25	726	706,882
Sr. Unsec’d. Notes	4.750	02/15/28	1,375	941,014
				8,979,048
Retail 0.3%
At Home Group, Inc., Gtd. Notes, 144A(a)	7.125	07/15/29	4,100	2,411,429
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(a)	6.750	01/15/30	3,275	2,755,901
Sr. Sec’d. Notes, 144A	4.625	01/15/29	400	353,080

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Gap, Inc. (The), Gtd. Notes, 144A	3.875%	10/01/31		5,000	$3,774,467
					9,294,877
Software 0.3%
Dun & Bradstreet Corp. (The), Gtd. Notes, 144A(a)	5.000	12/15/29		3,487	3,001,056
TeamSystem SpA (Italy), Sr. Sec’d. Notes, 3 Month EURIBOR + 3.750% (Cap N/A, Floor 3.750%)	5.128(c)	02/15/28	EUR	5,000	4,940,884
					7,941,940
Telecommunications 0.5%
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000	12/31/26		242	122,051
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		733	461,788
Sr. Sec’d. Notes, 144A	8.750	05/25/24		3,005	2,614,711

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23		8,113	3,082,940
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		2,975	3
Gtd. Notes, 144A^	8.500	10/15/24(d)		25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		25	—

Level 3 Financing, Inc., Gtd. Notes, 144A(a)	3.750	07/15/29		1,500	1,092,211
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		350	243,667
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		950	629,138

TMNL Holding BV (Netherlands), Sr. Sec’d. Notes, 144A(a)	3.750	01/15/29	EUR	9,025	8,334,200
					16,580,709

Total Corporate Bonds (cost $557,978,883)					467,794,336

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans 78.5%
Advertising 0.3%
Terrier Media Buyer, Inc., 2021 Refinancing Term B Loan, 1 Month LIBOR + 3.500%	7.571%(c)	12/17/26	11,606	$10,777,000
Aerospace & Defense 0.5%
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 1 Month LIBOR + 3.500%	7.571(c)	04/06/26	6,624	6,345,415
2020 Specified Refinancing Term B-2 Facility, 1 Month LIBOR + 3.500%	7.571(c)	04/06/26	3,561	3,411,513

Spirit AeroSystems, Inc., Term Loan	8.624(c)	01/15/27	5,475	5,395,158
				15,152,086
Agriculture 0.2%
Alltech, Inc., Term B Loan, 1 Month LIBOR + 4.000%^	8.029(c)	10/13/28	6,431	5,980,700
Airlines 2.8%
Air Canada (Canada), Term Loan, 3 Month LIBOR + 3.500%	8.130(c)	08/11/28	10,514	10,357,803
American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%	5.800(c)	12/15/23	13,980	13,903,047
2020 Replacement Term Loan, 1 Month LIBOR + 1.750%	5.805(c)	01/29/27	686	644,840
Initial Term Loan, 3 Month LIBOR + 4.750%	8.993(c)	04/20/28	27,100	26,896,750

Mileage Plus Holdings LLC, Initial Term Loan, 3 Month LIBOR + 5.250%	8.777(c)	06/21/27	13,150	13,504,314
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	8.108(c)	04/21/28	24,665	24,329,920
				89,636,674

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Apparel 0.7%
Calceus Acquisition, Inc., Term Loan, 3 Month LIBOR + 5.500%	9.174%(c)	02/12/25	13,343	$12,209,036
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	11/24/28	8,887	8,635,267
				20,844,303
Auto Manufacturers 0.5%
American Trailer World Corp., First Lien Initial Term Loan, 1 Month SOFR + 3.850%	7.936(c)	03/03/28	11,302	9,787,859
Novae LLC, Tranche B Term Loan, 6 Month SOFR + 5.000%	9.696(c)	12/22/28	6,266	5,639,737
				15,427,596
Auto Parts & Equipment 1.0%
Autokiniton U.S. Holdings, Inc., Closing Date Term B Loan, 1 Month LIBOR + 4.500%	8.379(c)	04/06/28	5,108	4,897,453
Dexko Global, Inc., First Lien Closing Date Dollar Term Loan, 1 Month LIBOR + 3.750%	7.623(c)	10/04/28	6,952	6,248,169
First Brands Group LLC, First Lien 2021 Term Loan, 6 Month SOFR + 5.000%	8.368(c)	03/30/27	5,373	5,164,534
Holley, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%	8.424(c)	11/17/28	3,767	3,277,143
IXS Holdings, Inc., Term Loan, 6 Month LIBOR + 4.250%	7.816(c)	03/05/27	7,037	5,529,079
Truck Hero, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	01/31/28	9,068	7,645,348
				32,761,726
Beverages 1.1%
Arctic Glacier USA, Inc., Specified Refinancing Term Loan, 3 Month LIBOR + 3.500%	7.174(c)	03/20/24	18,567	16,741,244

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans (Continued)
Beverages (cont’d.)
City Brewing Co. LLC, First Lien Closing Date Term Loan, 1 Month LIBOR + 3.500%	6.800%(c)	04/05/28		12,989	$7,966,798
Pegasus Bidco BV (United Kingdom), Initial Pounds Sterling Term Loan, SONIA + 5.250%^	8.178(c)	07/12/29	GBP	9,300	10,732,450
					35,440,492
Building Materials 1.3%
Cornerstone Building Brands, Inc.,
New Term Loan B, 1 Month LIBOR + 3.250%	7.123(c)	04/12/28		7,971	7,109,340
Term Loan, 1 Month SOFR + 5.625%	9.419(c)	08/01/28		3,175	2,942,168

CP Atlas Buyer, Inc., Term B Loan, 1 Month LIBOR + 3.500%	7.571(c)	11/23/27		4,066	3,561,477
Hunter Douglas, Inc. (Netherlands), Tranche B-1 Term Loan, 3 Month SOFR + 3.500%	7.859(c)	02/26/29		15,736	13,696,501
Oscar Acquisitionco LLC, Term B Loan, 1 Month SOFR + 4.600%	8.153(c)	04/29/29		6,050	5,555,915
Smyrna Ready Mix Concrete LLC, Initial Term Loan, 1 Month SOFR + 4.250%^	8.436(c)	04/02/29		6,359	6,231,881
Vector WP HoldCo, Inc., Initial Term B Loan, 1 Month LIBOR + 5.000%^	9.000(c)	10/12/28		2,978	2,888,175
					41,985,457
Chemicals 2.7%
Albaugh LLC, Initial Term Loan, 3 Month SOFR + 3.500%^	7.587(c)	04/06/29		12,700	12,509,382
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	8.831(c)	08/27/26		4,201	4,022,373
ColourOZ Investment LLC,
Term Loan, 3 Month LIBOR + 4.250%	8.266(c)	09/21/23		14,517	10,633,725
Term Loan, 3 Month LIBOR + 4.250%	8.575(c)	09/21/23		2,384	1,746,563

Colouroz Midco - Colouroz Investment 2 LLC, Term Loan, 3 Month LIBOR + 4.250%^	8.575(c)	09/21/24		133	96,736
Diamond BC BV, Term Loan B, 3 Month LIBOR + 2.750%	7.079(c)	09/29/28		4,212	4,065,010

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Chemicals (cont’d.)

DuBois Chemicals Group, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	8.571%(c)	09/30/26	11,978	$11,498,551
Geon Performance Solutions LLC, Initial Term Loan, 3 Month LIBOR + 4.500%	8.174(c)	08/18/28	9,495	9,178,523
Ineos Finance PLC (Luxembourg), 2027-II Dollar Term Loan	7.874(c)	11/08/27	1,930	1,902,497
Ineos U.S. Petrochem LLC, 2026 Tranche B Dollar Term Loan, 1 Month LIBOR + 2.750%^	6.821(c)	01/29/26	5,110	4,982,555
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.750%	8.944(c)	06/28/28	7,410	6,754,215
Luxembourg Investment Co. Sarl (Luxembourg), Initial Term Loan, 3 Month SOFR + 5.000%	8.553(c)	01/03/29	7,154	5,723,240
Olympus Water US Holding Corp.,
2022 Incremental Term Loan, 3 Month SOFR + 4.600%	8.153(c)	11/09/28	1,582	1,523,466
Initial Dollar Term Loan, 3 Month LIBOR + 3.750%	7.438(c)	11/09/28	1,117	1,065,969
Tronox Finance LLC,
First Lien 2022 Incremental Term Loan, 3 Month SOFR + 3.250%^	6.803(c)	04/04/29	3,243	3,185,904
First Lien Term Loan B, 3 Month LIBOR + 2.250%	6.321(c)	03/10/28	5,706	5,513,376

Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	7.071(c)	08/08/24	1,168	842,537
				85,244,622
Commercial Services 4.6%
Albion Acquisitions Ltd. (United Kingdom), Term Loan B, 3 Month LIBOR + 5.250%	9.575(c)	08/17/26	2,978	2,811,892
Allied Universal Holdco LLC, Term Loan USD, 1 Month LIBOR + 3.750%	7.821(c)	05/12/28	5,366	5,065,036
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 6 Month SOFR + 4.000%	7.382(c)	02/15/29	13,800	13,575,301
ArchKey Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 5.250%	9.321(c)	06/29/28	8,742	8,217,443

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans (Continued)
Commercial Services (cont’d.)
Avis Budget Car Rental LLC, New Tranche B Term Loan, 1 Month LIBOR + 1.750%	5.830%(c)	08/06/27		1,750	$1,657,304
Boels Topholding BV (Netherlands), Facility B2, 3 Month EURIBOR + 3.250%	5.012(c)	02/06/27	EUR	4,000	4,006,310
Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	7.571(c)	05/17/28		4,254	3,732,594
CoreLogic Inc, First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	7.625(c)	06/02/28		28,929	23,707,120
EAB Global, Inc., Term Loan, 1 Month LIBOR + 3.500%	7.571(c)	08/16/28		5,513	5,307,899
Fly Funding II Sarl (Luxembourg), Term Loan B, 3 Month LIBOR + 1.750%	6.310(c)	08/11/25		18,554	15,361,418
Inmar, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 4.000%	8.071(c)	05/01/24		4,466	4,047,386
Kingpin Intermediate Holdings LLC, 2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%	7.580(c)	07/03/24		5,026	4,916,776
Latham Pool Products, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	8.220(c)	02/23/29		9,652	8,734,607
Mavis Tire Express Services TopCo LP, First Lien Initial Term Loan, 1 Month SOFR + 4.000%	8.125(c)	05/04/28		6,423	6,168,234
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 4.250%	8.985(c)	09/01/28		13,870	11,878,912
NAB Holdings LLC, First Lien Term Loan, 3 Month SOFR + 3.150%	6.703(c)	11/23/28		5,710	5,538,740
PECF USS Intermediate Holding III Corp., Initial Term Loan, 1 Month LIBOR + 4.250%	8.321(c)	12/15/28		3,053	2,407,235
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, 1 Month LIBOR + 4.000%	8.071(c)	07/07/28		2,223	2,089,808
Spectrum Group Buyer, Inc., Term Loan B, 6 Month SOFR + 6.500%	9.440(c)	05/19/28		4,950	4,696,313
University Support Services LLC (Canada), Initial Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	02/10/29		4,282	4,153,978

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Commercial Services (cont’d.)
Vaco Holdings LLC, Initial Term Loan, 3 Month SOFR + 5.000%^	8.945%(c)	01/19/29	5,622	$5,369,476
WMB Holdings, Inc., Tranche B USD Term Loan, 1 Month SOFR + 3.350%	7.436(c)	11/02/29	5,035	4,953,181
				148,396,963
Computers 3.6%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	9.071(c)	01/04/26	23,809	13,663,617
Escape Velocity Holdings, Inc., First Lien Initial Term Loan, 6 Month LIBOR + 4.250%^	7.127(c)	10/08/28	5,092	4,723,210
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	7.636(c)	03/01/29	21,416	20,286,002
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	7.821(c)	02/01/28	13,359	13,025,118
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	8.174(c)	10/31/25	8,853	8,399,023
Redstone Holdco LP, First Lien Initial Term Loan, 3 Month LIBOR + 4.750%	9.108(c)	04/27/28	17,056	11,531,059
SonicWall U.S. Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.750%	8.449(c)	05/16/25	1,276	1,237,682
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	8.359(c)	08/20/25	15,598	14,038,163
Vision Solutions, Inc., Third Amendment Term Loan (First Lien), 3 Month LIBOR + 4.000%	8.358(c)	04/24/28	16,769	13,820,579
Western Digital Corp., Initial Dollar Term B Loan, 1 Month SOFR + 2.750%	6.761(c)	08/17/29	13,660	13,272,971
				113,997,424

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans (Continued)
Cosmetics/Personal Care 0.5%
Conair Holdings LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	7.424%(c)	05/17/28		9,125	$7,619,350
Rainbow Finco Sarl (Luxembourg), Facility B3 Loan, SONIA + 5.000%	6.691(c)	02/23/29	GBP	9,275	9,911,779
					17,531,129
Distribution/Wholesale 0.4%
Pearls Netherlands Bidco BV (Netherlands), Term Loan B (USD), 3 Month SOFR + 3.750%^	7.844(c)	02/26/29		4,927	4,631,047
Quimper AB (Sweden), Term Loan, 3 Month EURIBOR + 2.925% (Cap N/A, Floor 0.000%)	3.960(c)	02/13/26	EUR	7,000	6,652,900
					11,283,947
Diversified Financial Services 3.0%
Castlelake Aviation One DAC, Initial Term Loan, 3 Month LIBOR + 2.750%	6.043(c)	10/22/26		20,812	20,410,371
Cowen, Inc., Initial Term Loan, 6 Month LIBOR + 3.250%	7.433(c)	03/24/28		24,289	24,137,452
Focus Financial Partners LLC,
First Lien Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%	6.586(c)	06/30/28		5,023	4,867,297
Term Loan, 1 Month LIBOR + 2.000%	7.331(c)	07/03/24		3,651	3,637,706
Tranche B-5 Term Loan, 1 Month SOFR + 3.250%	7.331(c)	06/30/28		4,412	4,332,068

Hightower Holding LLC, Initial Term Loan, 3 Month LIBOR + 4.000%	8.278(c)	04/21/28		5,492	5,120,866
Hudson River Trading LLC, Term Loan, 1 Month SOFR + 3.114%	7.201(c)	03/20/28		19,666	18,260,729
LHS Borrower LLC, Initial Term Loan, 1 Month SOFR + 4.850%	8.936(c)	02/16/29		6,446	5,189,035
Paysafe Holdings U.S. Corp., Facility B1, 1 Month LIBOR + 2.750%	6.821(c)	06/28/28		4,043	3,785,610
VFH Parent LLC, Initial Term Loan, 1 Month SOFR + 3.000%	7.011(c)	01/13/29		6,225	6,033,065
					95,774,199

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Electric 0.6%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	10.415%(c)	07/30/26	11,994	$3,860,574
Lightstone HoldCo LLC,
Extended Term Loan B, 1 Month SOFR + 5.750%	9.836(c)	02/01/27	15,619	14,239,107
Extended Term Loan C, 1 Month SOFR + 5.750%	9.836(c)	02/01/27	883	805,356

Pike Corp., 2028-B Term Loan, 1 Month SOFR + 3.500%^	7.586(c)	01/21/28	700	690,375
				19,595,412
Electronics 0.5%
II-VI, Inc., Term Loan B, 1 Month LIBOR + 2.750%	6.586(c)	07/02/29	8,600	8,496,800
Ingram Micro, Inc., Initial Term Loan, 3 Month LIBOR + 3.500%	7.174(c)	06/30/28	6,674	6,579,209
				15,076,009
Energy-Alternate Sources 0.2%
Esdec Solar Group BV (Netherlands), Initial Term Loan, 6 Month LIBOR + 4.750%^	8.920(c)	08/30/28	1,615	1,558,475
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 2.750%	6.424(c)	03/24/28	5,940	5,784,001
				7,342,476
Engineering & Construction 0.4%
Brand Industrial Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	8.608(c)	06/21/24	7,286	6,387,399
Brown Group Holding LLC, Incremental Term B-2 Facility, 3 Month SOFR + 3.750%	7.837(c)	07/02/29	4,375	4,342,971
Osmose Utilities Services, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	7.266(c)	06/23/28	2,583	2,428,769
				13,159,139

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Entertainment 3.3%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	9.203%(c)	02/10/27	27,467	$22,431,765
AMC Entertainment Holdings, Inc., Term B-1 Loan, 1 Month LIBOR + 3.000%	6.859(c)	04/22/26	731	405,282
AP Gaming I LLC, Term B Loan, 2 Month SOFR + 4.000%	8.061(c)	02/15/29	7,786	7,552,178
CBAC Borrower LLC, Term B Loan, 1 Month LIBOR + 4.000%	8.071(c)	07/08/24	16,666	16,242,487
Delta Lux Sarl (Luxembourg), Term Loan B, 1 Month SOFR + 3.250%	7.374(c)	01/15/30	1,900	1,891,292
Entain Holdings Gibraltar Ltd., Facility B2, 2 Month SOFR + 3.500%	7.506(c)	10/31/29	5,325	5,262,431
Flutter Entertainment PLC (Ireland), Third Amendment 2028-B Term Loan, 3 Month SOFR + 3.250%	6.781(c)	07/22/28	8,325	8,255,128
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	7.050(c)	10/21/24	11,402	11,287,692
J&J Ventures Gaming LLC, Initial Term Loan, 3 Month LIBOR + 4.000%^	7.674(c)	04/26/28	7,968	7,649,628
Maverick Gaming LLC, Term Loan B, 3 Month LIBOR + 7.500%	12.235(c)	09/03/26	9,171	8,039,862
Raptor Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	7.602(c)	11/01/26	6,285	6,135,373
Scientific Games Holdings LP, Initial Dollor Term Loan, 3 Month SOFR + 3.500%	7.097(c)	04/04/29	9,225	8,821,406
				103,974,524
Environmental Control 0.8%
Filtration Group Corp.,
2021 Incremental Term Loan, 1 Month LIBOR + 3.500%	7.571(c)	10/21/28	2,545	2,476,654
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	7.071(c)	03/31/25	4,353	4,290,876

GFL Environmental, Inc. (Canada), 2020 Term Loan, 3 Month LIBOR + 3.000%	7.415(c)	05/30/25	1,000	997,500
Harsco Corp., Term Loan, 1 Month LIBOR + 2.250%	6.375(c)	03/10/28	7,562	7,000,804

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Environmental Control (cont’d.)

Madison IAQ LLC, Initial Term Loan, 3 Month LIBOR + 3.250%	6.815%(c)	06/21/28	5,603	$5,310,072
Packers Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	7.129(c)	03/09/28	7,776	6,765,432
				26,841,338
Foods 0.8%
BCPE North Star U.S. Holdco, Inc.,
First Lien Initial Term Loan, 2 Month LIBOR + 4.000%	7.674(c)	06/09/28	9,139	8,437,994
Term Loan, 3 Month LIBOR + 4.000%	8.071(c)	06/10/28	445	410,993
H-Food Holdings LLC,
2018 Incremental Term Loan B-2 Loan, 1 Month LIBOR + 4.000%	8.071(c)	05/23/25	645	558,709
Initial Term Loan, 1 Month LIBOR + 3.688%	7.759(c)	05/23/25	8,373	7,228,028

Shearer’s Foods LLC, Refinancing Term Loan (First Lien), 1 Month LIBOR + 3.500%	7.571(c)	09/23/27	8,156	7,730,534
				24,366,258
Forest Products & Paper 0.2%
Domtar Corp., Initial Term Loan, 1 Month LIBOR + 0.500%	6.879(c)	11/30/28	6,696	6,517,767
Schweitzer-Mauduit International, Inc., Term Loan, 1 Month LIBOR + 3.750%^	7.875(c)	04/20/28	1,501	1,403,435
				7,921,202
Healthcare-Products 0.3%
Bausch & Lomb Corporation, Initial Term Loan, 1 Month SOFR + 3.350%	7.149(c)	05/10/27	10,848	10,292,455
Healthcare-Services 3.8%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.400%	7.953(c)	02/15/29	17,890	15,012,824
Air Methods Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	7.174(c)	04/22/24	7,890	4,208,048

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Healthcare-Services (cont’d.)
BW NHHC Holdco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	9.674%(c)	05/15/25	5,181	$3,212,124
Envision Healthcare Corp.,
First Out Term Loan, 1 Month SOFR + 7.875%	12.010(c)	03/31/27	93	83,983
Second Out Term Loan, 1 Month SOFR + 4.250%	7.994(c)	03/31/27	443	172,085
Third Out Term Loan, 1 Month SOFR + 3.750%	7.494(c)	03/31/27	208	52,101

eResearch Technology, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	8.571(c)	02/04/27	3,582	3,266,634
Global Medical Response, Inc.,
2017-2 New Term Loan, 1 Month LIBOR + 4.250%	8.321(c)	03/14/25	15,434	12,260,561
2020 Term Loan, 1 Month LIBOR + 4.250%	8.092(c)	10/02/25	3,269	2,577,228

LifePoint Health, Inc., First Lien Term B Loan, 3 Month LIBOR + 3.750%	8.165(c)	11/16/25	15,900	14,725,388
Phoenix Guarantor, Inc.,
Term Loan, 1 Month LIBOR + 3.250%	7.571(c)	03/05/26	11,310	10,714,202
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	03/05/26	6,808	6,449,595

Radnet Management, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.000%	7.735(c)	04/23/28	8,125	7,899,703
Sound Inpatient Physicians Holdings LLC,
First Lien 2021 Incremental Term Loan, 1 Month LIBOR + 3.000%	7.071(c)	06/27/25	1,259	1,013,545
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	7.071(c)	06/27/25	1,984	1,596,868

Sound Inpatient Physicians, Inc., Second Lien Initial Loan, 1 Month LIBOR + 6.750%	10.821(c)	06/26/26	12,776	9,965,604
U.S. Anesthesia Partners, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	8.018(c)	10/02/28	8,771	8,367,845
U.S. Renal Care, Inc.,
2021 Incremental Term Loan, 1 Month LIBOR + 5.500%	9.625(c)	06/26/26	8,317	4,643,524
First Lien Term Loan B, 1 Month LIBOR + 5.000%	9.125(c)	06/26/26	7,244	4,026,305

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Healthcare-Services (cont’d.)

Upstream Newco, Inc., August 2021 Incremental Term Loan, 3 Month SOFR + 4.250%	8.065%(c)	11/20/26	7,587	$6,897,411
WP CityMD Bidco LLC, Second Amendment Refinancing Term Loan, 3 Month LIBOR + 3.250%	6.924(c)	12/22/28	3,000	2,982,501
				120,128,079
Holding Companies-Diversified 0.2%
Belfor Holdings, Inc., First Lien Tranche B-2 Term Loan, 1 Month SOFR + 4.250%^	8.337(c)	04/06/26	6,398	6,366,481
Home Furnishings 1.0%
Osmosis Buyer Ltd.,
2022 Incremental Delayed Draw Term B Loan	8.081(c)	07/31/28	1,981	1,879,312
2022 Incremental Term B Loan	8.124(c)	07/31/28	8,719	8,268,974

Snap One Holdings Corp., Initial Term Loan, 3 Month LIBOR + 4.500%	7.377(c)	12/08/28	5,547	5,047,884
TGP Holdings III LLC,
First Lien Closing Date Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	06/29/28	8,712	6,964,069
First Lien Delayed Draw Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	06/29/28	287	229,565
Weber-Stephen Products LLC,
2022 Incrementeal Term B Loan, 1 Month SOFR + 4.350%	8.436(c)	10/30/27	4,154	3,489,465
Initial Term B Loan, 1 Month LIBOR + 3.250%	7.321(c)	10/30/27	8,329	6,928,405
				32,807,674
Household Products/Wares 0.1%
Kronos Acquisition Holdings, Inc. (Canada), Tranche B-1 Term Loan, 3 Month LIBOR + 3.750%	8.485(c)	12/22/26	4,820	4,568,954

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Housewares 0.4%
Ozark Holdings LLC, 2020 Incremental Term Loan, 1 Month LIBOR + 3.750%^	7.821%(c)	12/16/27	2,493	$2,250,209
SWF Holdings I Corp., Initial Term Loan, 3 Month LIBOR + 4.000%	7.602(c)	10/06/28	11,960	9,338,685
				11,588,894
Insurance 2.1%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	02/15/27	1,223	1,149,291
First Lien 2021-2 Additional Term Loan, 1 Month LIBOR + 4.250%	8.321(c)	02/15/27	1,588	1,516,540
Term Loan B 2020, 1 Month LIBOR + 3.500%	7.571(c)	02/15/27	17,997	16,811,476
Asurion LLC,
New B-04 Term Loan, 1 Month LIBOR + 5.250%	9.321(c)	01/20/29	14,750	11,313,192
New B-08 Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	12/23/26	13,675	11,943,230
New B-09 Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	07/31/27	14,571	12,597,924
New B-10 Term Loan, 3 Month SOFR + 4.100%	7.653(c)	08/21/28	2,310	2,015,128

BroadStreet Partners, Inc., Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	01/27/27	10,057	9,673,580
				67,020,361
Internet 0.1%
CMI Marketing, Inc., Term Loan, 1 Month LIBOR + 4.250%	8.321(c)	03/23/28	4,320	3,926,084
Investment Companies 0.1%
EIG Management Co. LLC, Initial Term Loan, 1 Month LIBOR + 3.750%^	7.821(c)	02/24/25	1,943	1,885,055
Global Business Travel Holdings Ltd., Initial Term Loan, 1 Month LIBOR + 2.500%^	6.571(c)	08/13/25	718	656,799
				2,541,854

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Iron/Steel 0.0%
Phoenix Services International LLC, New Money DIP Term Loan, 3 Month SOFR + 12.000%^	15.729%(c)	03/28/23	739	$731,201
Leisure Time 0.8%
Bombardier Recreational Products, Inc. (Canada), 2020 Replacement Term Loan, 1 Month LIBOR + 2.000%	6.071(c)	05/24/27	8,724	8,441,834
Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.000%	7.896(c)	12/01/28	3,619	2,935,663
MajorDrive Holdings IV LLC, Initial Term Loan, 3 Month LIBOR + 4.000%	7.125(c)	06/01/28	6,022	5,670,154
Recess Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	8.165(c)	09/30/24	8,006	7,815,918
				24,863,569
Lodging 0.6%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%	6.821(c)	12/23/24	1,622	1,610,314
Term B-1 Loan, 1 Month LIBOR + 3.500%	7.571(c)	07/21/25	5,163	5,125,781

Fertitta Entertainment LLC, Initial B Term Loan, 1 Month SOFR + 4.000%	8.086(c)	01/26/29	4,780	4,559,762
Spectacle Gary Holdings LLC, Term Loan B, 1 Month LIBOR + 4.250%	8.321(c)	12/11/28	8,288	7,956,320
				19,252,177
Machinery-Construction & Mining 0.1%
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 2.750%	6.555(c)	03/02/27	4,769	4,646,529
Machinery-Diversified 1.5%
ASP Blade Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 4.000%	7.674(c)	10/13/28	12,750	10,454,730
CD&R Hydra Buyer, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%	8.321(c)	12/11/24	3,058	2,910,766
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%^	12.071(c)	04/30/26	300	285,000

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Machinery-Diversified (cont’d.)

Columbus McKinnon Corp., Initial Term Loan, 3 Month LIBOR + 2.750%	6.438%(c)	05/15/28	3,496	$3,434,711
DXP Enterprises, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	12/23/27	1,500	1,422,187
Hyster-Yale Group, Inc., Term loan B Facility, 1 Month LIBOR + 3.500%^	7.571(c)	05/26/28	5,056	4,575,786
New VAC U.S. LLC (Germany), Term B Loan, 3 Month LIBOR + 4.000%	7.674(c)	03/08/25	1,330	1,194,992
Pro Mach Group, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	8.071(c)	08/31/28	8,066	7,865,932
Project Castle, Inc., Intial Term Loan, 3 Month SOFR + 5.500%^	9.053(c)	06/01/29	6,400	5,216,000
Titan Acquisition Ltd. (Canada), Initial Term Loan, 6 Month LIBOR + 3.000%	5.877(c)	03/28/25	1,075	1,008,708
Vertical Midco Gmbh (Germany), Term Loan B, 6 Month LIBOR + 3.500%	6.871(c)	07/30/27	9,024	8,638,023
				47,006,835
Media 3.6%
Charter Communications Operating LLC, Term Loan B2, 1 Month LIBOR + 1.750%	5.830(c)	02/01/27	2,992	2,914,809
Coral-U.S. Co-Borrower LLC (Chile),
Term B-5 Loan, 1 Month LIBOR + 2.250%	6.125(c)	01/31/28	1,000	968,333
Term Loan B6, 1 Month LIBOR + 3.000%	6.875(c)	10/15/29	6,275	6,086,750
CSC Holdings LLC,
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%	6.123(c)	01/15/26	4,638	4,411,919
September 2019 Term Loan, 1 Month LIBOR + 2.500%	6.373(c)	04/15/27	3,191	2,986,507
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.100%	11.894(c)	05/25/26	6,225	5,883,080
Second Lien Term loan, 1 Month SOFR + 3.350%	7.144(c)	08/24/26	55,912	8,911,031

Entercom Media Corp., Term Loan B-2, 1 Month LIBOR + 2.500%	6.544(c)	11/18/24	5,192	3,823,176
Gray Television, Inc., Cov-Lite Tld, 1 Month LIBOR + 3.000%	6.768(c)	12/01/28	3,548	3,446,739
iHeartCommunications, Inc.,
Incremental B Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	05/01/26	14,085	13,166,052

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Media (cont’d.)
iHeartCommunications, Inc., (cont’d.)
New Term Loan, 1 Month LIBOR + 3.000%	7.071%(c)	05/01/26	9,078	$8,491,463

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	09/25/26	8,761	7,641,686
Sinclair Television Group, Inc.,
Term Loan B-2, 1 Month LIBOR + 2.500%	6.580(c)	09/30/26	3,110	2,968,449
Term Loan B-3, 1 Month LIBOR + 3.000%	7.080(c)	04/01/28	1,634	1,533,883
Term Loan B-4, 1 Month SOFR + 3.850%	7.936(c)	04/21/29	18,953	18,010,788
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	03/15/26	4,085	4,007,169
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	7.790(c)	06/24/29	3,192	3,144,120
Initial First Lien Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	01/31/29	12,303	11,952,991

WideOpenWest Finance LLC, Term B Loan, 3 Month SOFR + 3.000%	6.489(c)	12/20/28	5,042	4,927,536
				115,276,481
Metal Fabricate/Hardware 1.3%
AZZ, Inc., Initial Term Loan, 1 Month SOFR + 4.350%	8.436(c)	05/11/29	6,750	6,719,452
Crosby U.S. Acquisition Corp., First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	8.707(c)	06/26/26	14,101	13,234,060
Form Technologies LLC, First Lien Last Out Term Loan, 3 Month LIBOR + 9.000%^	13.699(c)	10/22/25	3,443	2,822,988
Grinding Media, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.000%^	7.516(c)	10/12/28	11,070	10,129,343
Tank Holding Corp., Term Loan, 1 Month SOFR + 5.850%	9.936(c)	03/31/28	4,190	3,993,989
WireCo WorldGroup, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	8.938(c)	11/13/28	5,684	5,535,150
				42,434,982

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Miscellaneous Manufacturing 0.2%
Gates Global LLC, Initial B-4 Dollar Term Loan	7.374%(c)	11/16/29	5,000	$4,907,500
Oil & Gas 0.5%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	12.941(c)	11/01/25	1,625	1,714,375
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	10.321(c)	03/28/24	3,784	3,782,691
Delek U.S. Holdings, Inc., Term Loan, 1 Month LIBOR + 2.250%	6.004(c)	03/31/25	10,024	9,923,511
				15,420,577
Packaging & Containers 2.8%
Albea Beauty Holdings Sarl (France), Facility B2 (USD), 3 Month LIBOR + 2.750%^	6.424(c)	04/22/24	243	221,120
BW Holding, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%^	8.549(c)	12/14/28	3,223	2,868,625
BWay Holding Co., Initial Term Loan, 1 Month LIBOR + 3.250%	7.018(c)	04/03/24	4,732	4,583,128
Charter Next Generation, Inc., Refinancing 2021 Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	12/01/27	5,405	5,265,491
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1 Month SOFR + 4.275%	8.361(c)	04/13/29	11,102	10,676,993
LABL, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 5.000%	9.071(c)	10/30/28	6,537	6,199,253
Pactiv Evergreen Group Holdings, Inc., Tranche B-3 U.S. Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	09/25/28	6,900	6,803,500
Plaze, Inc.,
2021-1 Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	08/03/26	3,355	3,036,555
Initial Term Loan, 1 Month LIBOR + 3.500%	7.571(c)	08/03/26	446	400,704

Pregis Topco LLC, First Lien Initial Term Loan, 1 Month SOFR + 4.000%	8.201(c)	07/31/26	7,420	7,111,632

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans (Continued)
Packaging & Containers (cont’d.)

Pregis TopCo LLC, Facility Incremental Amendment No. 3, 1 Month LIBOR + 4.000%	8.071%(c)	07/31/26		3,460	$3,318,778
Pretium PKG Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	7.550(c)	10/02/28		5,241	4,402,633
Proampac PG Borrower LLC, Term Loan, 1 - 3 Month LIBOR + 3.750%	7.689(c)	11/03/25		6,996	6,728,841
Reynolds Group Holdings, Inc., Tranche B-2 US Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	02/05/26		12,756	12,561,199
Secure Acquisition, Inc., Closing Date Term Loan, 3 Month LIBOR + 5.000%^	8.674(c)	12/15/28		2,382	2,168,006
Tosca Services LLC, 2021 Refinancing Term Loan, 1 Month SOFR + 3.500%^	7.701(c)	08/18/27		384	310,760
TricorBraun Holdings, Inc., Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	03/03/28		3,941	3,753,782
Trident TPI Holdings, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	6.924(c)	10/17/24		5,371	5,317,679
Tranche B-4 Initial Term Loan, 1 Month SOFR + 5.250%	9.336(c)	09/15/28		2,625	2,517,813

Valcour Packaging LLC, Initial Term Loan, 6 Month LIBOR + 3.750%^	7.982(c)	10/04/28		2,438	2,133,031
					90,379,523
Pharmaceuticals 2.3%
AI Sirona Luxembourg Acquisition Sarl (Czech Republic), Term Loan B, 1 Month EURIBOR + 3.250%	4.742(c)	09/29/25	EUR	7,000	6,892,674
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	7.625(c)	05/04/25		20,099	18,286,268
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.350%	9.146(c)	02/01/27		14,813	10,946,437
Endo Luxembourg Finance Co., 2021 Term Loan, PRIME + 6.000%	13.000(c)	03/27/28		9,932	7,927,644

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans (Continued)
Pharmaceuticals (cont’d.)
Gainwell Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	7.674%(c)	10/01/27		10,740	$10,484,793
Mallinckrodt International Finance SA, 2017 Replacement Term Loan, 3 Month LIBOR + 5.250%	8.733(c)	09/30/27		12,965	10,177,569
Milk Specialties Co.,
2021 Refinancing Term Loan, 3 Month LIBOR + 4.000%	7.674(c)	08/15/25		7,235	7,139,881
Second Lien Term Loan, 3 Month LIBOR + 7.500%^	11.174(c)	02/16/26		1,500	1,500,000
					73,355,266
Pipelines 0.5%
Prairie ECI Acquiror, LP, Initial Term Loan, 1 Month LIBOR + 4.750%	8.821(c)	03/11/26		15,432	14,920,806
Real Estate 0.6%
Brookfield Property REIT, Inc., Initial Term B Loan, 1 Month SOFR + 2.500%	6.686(c)	08/27/25		17,962	17,702,275
Real Estate Investment Trusts (REITs) 1.5%
Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.500%^	7.586(c)	05/09/29		22,167	21,613,058
Term Loan, 1 Month LIBOR + 2.750%	6.821(c)	04/23/26		10,335	10,089,400
Starwood Property Mortgage LLC,
Term Loan B, 3 Month SOFR + 3.250%	7.124(c)	11/18/27		7,275	7,165,875
Term Loan B-3, 1 Month LIBOR + 3.250%^	7.321(c)	07/27/26		3,757	3,662,641

StarWood Property Mortgage LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	6.571(c)	07/26/26		3,846	3,779,042
					46,310,016
Retail 5.2%
At Home Group, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	7.743(c)	07/24/28		19,017	14,928,130
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	9.190(c)	07/27/29	GBP	1,500	732,189

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans (Continued)
Retail (cont’d.)
Dave & Buster’s, Inc., Term B Loan, 1 Month SOFR + 5.000%	9.188%(c)	06/29/29		10,399	$10,307,947
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	7.674(c)	02/07/25		10,572	9,638,473
Project Becker Additional Facility, 3 Month LIBOR + 4.250%	7.924(c)	03/31/26		2,228	2,033,309
EG Finco Ltd. (United Kingdom),
Facility B (USD) Loan, 3 Month LIBOR + 4.000%	7.674(c)	02/07/25		3,151	2,872,302
Term B, 3 Month LIBOR + 4.869%	7.058(c)	02/07/25	GBP	3,948	4,197,185

Empire Today LLC, Closing Date Term Loan, 1 Month LIBOR + 5.000%	8.879(c)	04/03/28		9,947	7,416,975
Fogo de Chao, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR + 4.250%	8.321(c)	04/07/25		10,213	9,557,607
Foundation Building Materials, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	7.665(c)	01/31/28		3,539	3,357,092
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	7.821(c)	03/06/28		20,182	19,368,193
Hoffmaster Group, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 4.000%	7.674(c)	11/21/23		9,197	8,279,982
LBM Acquisition LLC, First Lien Initial Term Loan, 6 Month LIBOR + 3.750%	7.121(c)	12/17/27		16,183	13,887,157
Park River Holdings, Inc., Intial Term Loan, 3 Month LIBOR + 3.250%	6.993(c)	12/28/27		12,228	10,542,557
Peer Holding III BV (Netherlands),
Additional Facility B, 3 Month EURIBOR + 3.250%	4.443(c)	01/16/27	EUR	4,000	4,050,556
Facility B, 3 Month EURIBOR + 3.000%	4.193(c)	03/07/25	EUR	3,000	3,046,543

Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	6.924(c)	03/03/28		7,253	7,023,697
Pilot Travel Centers LLC, Initital Tranche B Term Loan, 1 Month SOFR + 2.100%	6.186(c)	08/04/28		10,879	10,710,978

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Retail (cont’d.)

RC Buyer, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.500%^	7.174%(c)	07/28/28	4,678	$4,350,656
SRS Distribution, Inc.,
2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%	7.571(c)	06/02/28	10,509	10,067,138
2022 Refinancing TermLoan, 1 Month SOFR + 3.600%	7.686(c)	06/02/28	3,920	3,743,839

White Cap Buyer LLC, Term Loan, 1 Month LIBOR + 3.750%	7.837(c)	10/19/27	5,672	5,453,114
				165,565,619
Semiconductors 0.8%
Altar Bidco, Inc.,
Initial Term Loan, 12 Month SOFR + 3.100%	5.500(c)	02/01/29	7,978	7,520,788
Second Lien Initial Term Loan, 3 Month SOFR + 5.600%	7.355(c)	02/01/30	2,837	2,354,508

Entegris, Inc., Tranche B Term Loan 2022, 6 Month SOFR + 3.000%	7.087(c)	07/06/29	9,150	9,073,204
Natel Engineering Co., Inc., Initial Term Loan, 6 Month LIBOR + 6.250%	10.420(c)	04/30/26	6,450	5,933,772
				24,882,272
Software 8.7%
AppLovin Corp., Cov-Lite Tlb, 3 Month LIBOR + 3.000%	6.674(c)	10/25/28	9,955	9,317,506
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.500%	7.411(c)	02/15/29	10,765	9,811,635
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	10/02/25	11,381	10,901,870
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	9.571(c)	02/27/26	15,245	13,945,198

Bracket Intermediate Holding Corp., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	7.991(c)	09/05/25	6,912	6,635,688

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans (Continued)
Software (cont’d.)

Castle U.S. Holding Corp., Dollar Term B-2 Loan, 1 Month LIBOR + 4.000%	8.071%(c)	01/29/27		1,975	$1,373,174
CDK Global, Inc., Initial Term Loan, 3 Month SOFR + 4.500%	8.112(c)	07/06/29		10,325	10,192,066
Cloudera, Inc., Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	10/08/28		13,389	12,643,848
ConnectWise LLC, Initial Term Loan, 3 Month LIBOR + 3.500%	7.174(c)	09/29/28		6,600	6,322,826
Cornerstone OnDemand, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	10/16/28		11,045	9,829,605
CT Technologies Intermediate Holdings, Inc., Term Loan 2021 Reprice, 1 Month LIBOR + 4.250%	8.321(c)	12/16/25		10,319	9,531,949
Dcert Buyer, Inc., First Lien Initial Term Loan, 6 Month SOFR + 4.000%	8.696(c)	10/16/26		2,387	2,288,863
EagleView Technology Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%	7.174(c)	08/14/25		16,492	14,686,601
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	10.621(c)	06/13/25		36,315	27,826,643
First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%	6.871(c)	06/13/24		20,090	18,135,785

GI Consilio Parent LLC, First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	8.071(c)	05/12/28		6,321	5,985,347
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, 3 Month SOFR + 4.000%	8.194(c)	11/19/26		12,349	11,101,964
Iris Bidco Ltd. (United Kingdom), Facility B Loan, SONIA + 4.527%	7.454(c)	09/08/25	GBP	1,775	2,003,829
MA FinanceCo LLC,
Tranche B-1 Term Loan, 1 Month SOFR + 4.000%	8.011(c)	02/26/27		10,158	9,967,544
Tranche B4 Term Loan, 3 Month LIBOR + 4.250%	7.418(c)	06/05/25		3,562	3,532,793

MH Sub I LLC, Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	7.821(c)	09/13/24		16,677	16,243,189
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 3 Month SOFR + 4.750%	8.944(c)	05/02/29		3,970	3,761,575

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Software (cont’d.)

Open Text Corp. (Canada), Term Loan	— %(p)	11/30/29	4,300	$4,171,000
Polaris Newco LLC, First Lien Dollar Term Loan, 3 Month LIBOR + 4.000%	7.674(c)	06/02/28	13,650	12,431,248
Project Sky Merger Sub, Inc., Second Lien Term Loan, 1 Month LIBOR + 6.000%	10.071(c)	10/08/29	6,820	5,660,600
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	7.380(c)	02/15/28	4,063	2,723,101
Red Planet Borrower LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	10/02/28	11,561	6,870,749
Seattle Escrow Borrower LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	6.821(c)	06/21/24	1,039	1,027,239
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.158(c)	07/14/28	16,380	13,503,334
SolarWinds Holdings, Inc., 2022 Refinancing Term Loan, 1 Month SOFR + 4.000%	7.811(c)	02/05/27	5,425	5,330,063
Sovos Compliance LLC, First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	8.571(c)	08/11/28	5,076	4,951,481
UKG, Inc., Second Lien 2021 Incremental Term Loan, 3 Month LIBOR + 5.250%	8.998(c)	05/03/27	7,250	6,615,625
				279,323,938
Telecommunications 7.5%
CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	7.553(c)	12/17/27	14,194	13,701,088
Cincinnati Bell, Inc., Term B-2 Loan, 1 Month SOFR + 3.350%	7.436(c)	11/22/28	4,096	4,014,861
CommScope, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	7.321(c)	04/06/26	7,462	7,151,885
Connect Finco Sarl (United Kingdom), Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	7.580(c)	12/11/26	13,953	13,761,162

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Telecommunications (cont’d.)
Consolidated Communications, Inc., Term B-1 Loan, 1 Month LIBOR + 3.500%	7.625%(c)	10/02/27	8,250	$7,195,180
Crown Subsea Communications Holding, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	8.518(c)	04/27/27	5,282	5,137,031
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	7.321(c)	05/27/24	23,802	20,127,291
Global Tel Link Corp.,
First Lien Term Loan, 3 Month LIBOR + 4.250%	8.477(c)	11/29/25	10,096	8,697,697
Second Lien Term Loan, 3 Month SOFR + 10.000%	14.227(c)	11/29/26	355	281,781

Gogo Intermediate Holdings LLC, Initial Term Loan, 3 Month LIBOR + 3.750%	8.165(c)	04/30/28	9,771	9,658,922
GTT Communications, Inc., Closing Date U.S. Term Loan, PRIME + 3.750%	10.750(c)	05/31/25	16,674	10,560,474
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, 6 Month SOFR + 4.500%	7.445(c)	02/01/29	32,926	31,745,775
Maxar Technologies, Inc., Term Loan, 1 Month SOFR + 4.250%	8.437(c)	06/14/29	8,598	8,273,313
MLN US Holdco LLC,
Initial Term Loan, 6 Month SOFR + 6.440%	10.894(c)	10/18/27	10,885	10,485,414
Initial Term Loan, 6 Month SOFR + 6.700%	11.254(c)	10/18/27	21,121	17,002,753
Initial Term Loan, 6 Month SOFR + 9.250%^	13.704(c)	10/18/27	70	45,240

ORBCOMM, Inc., Closing Date Term Loan, 1 Month LIBOR + 4.250%	8.321(c)	09/01/28	2,087	1,802,535
Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	9.960(c)	08/01/29	11,245	8,939,775
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	8.174(c)	11/01/24	11,826	9,934,101
Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	8.701(c)	03/02/29	6,970	6,754,864
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	7.915(c)	10/10/24	4,081	3,735,852
Initial Term B Loan, 3 Month LIBOR + 4.000%	8.415(c)	10/10/24	17,758	16,263,744
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	8.071(c)	10/02/28	12,061	9,776,790

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Telecommunications (cont’d.)
Xplornet Communications, Inc. (Canada), (cont’d.)
Initial Term Loan- Second Lien, 1 Month LIBOR + 1.700%^	5.771%(c)	10/01/29	6,630	$5,502,900

Zacapa Sarl (Luxembourg), Initial Term Loan 2022, 3 Month SOFR + 4.250%	7.803(c)	03/22/29	8,955	8,592,322
Zayo Group Holdings, Inc., Term Loan, 1 Month LIBOR + 3.000%	7.071(c)	03/09/27	1,275	958,043
				240,100,793
Textiles 0.2%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 1 Month LIBOR + 3.750%	7.424(c)	12/12/25	7,589	6,910,362
Transportation 1.7%
Daseke Cos., Inc., Term Loan, 1 Month LIBOR + 4.000%	8.020(c)	03/09/28	6,257	6,050,019
Einstein Merger Sub, Inc., Initial Term Loan, 1 Month LIBOR + 3.500%	7.571(c)	11/23/28	7,673	7,049,458
First Student Bidco, Inc.,
Incremental Term Loan B, 3 Month SOFR + 4.100%	7.653(c)	07/21/28	2,279	2,173,334
Incremental Term Loan C, 3 Month SOFR + 4.100%	7.653(c)	07/21/28	158	150,926
Initial Term B Loan, 3 Month LIBOR + 3.000%	6.642(c)	07/21/28	11,790	11,057,239
Initial Term C Loan, 3 Month LIBOR + 3.000%	6.642(c)	07/21/28	4,385	4,112,374

LaserShip, Inc., First Lien Initial Term Loan, 6 Month LIBOR + 4.500%	7.377(c)	05/07/28	14,586	11,318,786
Savage Enterprises LLC, Term Loan B, 1 Month LIBOR + 3.250%	7.300(c)	09/15/28	5,787	5,727,076

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Transportation (cont’d.)

STG Logistics, Inc., Initial Term Loan, 1 Month SOFR + 6.100%^	10.186%(c)	03/24/28	3,980	$3,761,100
Worldwide Express, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	7.674(c)	07/26/28	4,640	4,203,009
				55,603,321

Total Floating Rate and other Loans (cost $2,771,664,036)				2,507,345,554
Residential Mortgage-Backed Securities 0.2%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	6.947(c)	10/25/41	5,000	4,487,879
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	7.870(c)	12/25/22	863	850,445

Total Residential Mortgage-Backed Securities (cost $5,644,414)				5,338,324

	Shares
Common Stocks 0.2%
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.	37,250	3,855,375
Real Estate Management & Development 0.0%
ASP MCS Acquisition Corp. (original cost $265,715; purchased 09/22/20)*(f)	2,797	92,301
Wireless Telecommunication Services 0.1%
Intelsat Emergence SA (Luxembourg)*	28,297	703,888

Total Common Stocks (cost $1,451,608)		4,651,564

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Description	Units	Value
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	2,962	$28,230
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	2,962	5,864

Total Rights (cost $0)		34,094

Total Long-Term Investments (cost $3,524,765,056)		3,168,251,493

	Shares
Short-Term Investments 1.6%
Affiliated Mutual Fund 1.4%
PGIM Institutional Money Market Fund (cost $45,401,873; includes $45,234,827 of cash collateral for securities on loan)(b)(we)	45,448,423	45,416,608
Unaffiliated Fund 0.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $6,290,559)	6,290,559	6,290,559

Total Short-Term Investments (cost $51,692,432)		51,707,167

TOTAL INVESTMENTS 100.8% (cost $3,576,457,488)		3,219,958,660
Liabilities in excess of other assets(z) (0.8)%		(25,443,434)

Net Assets 100.0%		$3,194,515,226

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DIP—Debtor-In-Possession

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
PIK—Payment-in-Kind
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $155,738,810 and 4.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $44,259,769; cash collateral of $45,234,827 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $265,715. The aggregate value of $92,301 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at November 30, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
athenaHealth Group Inc, Initial Delayed Draw Term Loan, 1 Month LIBOR + 3.500%, 3.500%(c), Maturity Date 02/15/29 (cost $1,828,623)	1,829	$1,666,660	$—	$(161,963)

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Unfunded loan commitments outstanding at November 30, 2022 (continued):
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Secure Acquisition, Inc., Delayed Draw Term Loan, 3 Month LIBOR + 5.000%, 5.000%(c), Maturity Date 12/15/28 (cost $354,045)^	356	$323,599	$—	$(30,445)
TGP Holdings III LLC, First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.250%, 3.250%(c), Maturity Date 06/29/28 (cost $853,393)	862	688,694	—	(164,700)
		$2,678,953	$—	$(357,108)
Futures contracts outstanding at November 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
106	20 Year U.S. Treasury Bonds	Mar. 2023	$13,462,000	$109,385
4	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	545,125	9,405
				118,790
Short Positions:
680	2 Year U.S. Treasury Notes	Mar. 2023	139,644,376	(372,882)
47	5 Year Euro-Bobl	Dec. 2022	5,870,451	138,370
9	5 Year Euro-Bobl	Mar. 2023	1,113,640	(1,412)
682	5 Year U.S. Treasury Notes	Mar. 2023	74,044,951	(407,774)
40	10 Year Euro-Bund	Dec. 2022	5,863,989	195,662
785	10 Year U.S. Treasury Notes	Mar. 2023	89,097,500	(605,886)
109	Euro Schatz Index	Dec. 2022	12,111,564	151,939
				(901,983)
				$(783,193)
Forward foreign currency exchange contracts outstanding at November 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/22	MSI	GBP	25,379	$30,325,985	$30,589,930	$263,945	$—

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2022
Forward foreign currency exchange contracts outstanding at November 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 12/02/22	BNP	EUR	70,243	$72,542,861	$73,104,955	$562,094	$—
				$102,868,846	$103,694,885	826,039	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/22	BNP	GBP	25,379	$28,754,803	$30,589,930	$—	$(1,835,127)
Expiring 01/12/23	MSI	GBP	25,379	30,372,937	30,636,114	—	(263,177)
Euro,
Expiring 12/02/22	BNP	EUR	70,243	69,911,055	73,104,955	—	(3,193,900)
Expiring 01/12/23	BNP	EUR	70,243	72,810,137	73,361,141	—	(551,004)
				$201,848,932	$207,692,140	—	(5,843,208)
						$826,039	$(5,843,208)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).